Description of Business and Liquidity - Additional Information (Detail) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2021 USD ($) Segment	Mar. 31, 2021 USD ($) Segment	Jun. 30, 2020 USD ($)	Mar. 31, 2021 USD ($) Segment	Mar. 31, 2020 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating and reporting segments | Segment	1	1		1
Cash and cash equivalents	$ 1,996,733	$ 2,055,044		$ 2,055,044	$ 2,183,207
Accumulated deficit	2,000,645	$ 1,918,462		1,918,462	1,109,228
Net loss	$ (101,078)		$ (7,977)	(900,233)	1,010,316
Net losses from continuing operations				$ 900,200	$ 568,100